Discontinued operations	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Discontinued operations
Note 5. Discontinued operations
On August 16, 2018, Coca - Cola FEMSA announced its decision to exercise the put option to sell its 51% of the Coca

- Cola
FEMSA

Philippines
, Inc. (CCFPI) to The Coca

- Cola Company. Such decision was approved by the Company’s board on August 6, 2018.
Consequently, beginning August 31, 2018, CCFPI had been classified as an asset held for sale and its operations as a discontinued operation
in the financial statements for 2018. Previously CCFPI represented the Asia division and was considered an independent segment until December 31, 2017. Since its designation as discontinued operation, the Asia segment is no longer a reporting segment. The sale was completed on December 13, 2018. The accompanying unaudited interim condensed consolidated statements of income, comprehensive income and cash flows for the nine month period ended September 30, 2018 have been revised to reflect the discontinued operations of CCFPI.